Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2014
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000350181
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2014
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014